LOAN PAYABLE TO RELATED PARTY	6 Months Ended
Jun. 30, 2017
Loan Payable To Related Party
LOAN PAYABLE TO RELATED PARTY
NOTE 6 – LOAN PAYABLE TO RELATED PARTY

In March 2017, the Company entered into a loan agreement with an entity related to a shareholder, to provide it with $2,000 loan through March 2018. The loan bears interest of 7% per year. In December 2017, the Company repaid $700 of the loan.